DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	£ 870	£ 1,204
Liabilities	687	702
Ceased cash flow hedge accounting	0	0
Fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	870	1,204
Liabilities	687	702
Group entities | Fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	599	544
Liabilities	£ 292	£ 244